Share-Based Compensation (Details) - Schedule of exercise prices and remaining contractual life $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of options outstanding	2,142,547
Intrinsic Value of Options Outstanding (in Dollars) | $	$ 3,066,494
No. of options exercisable	1,613,465
Exercise Price One [Member] | Option [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 2.69
Number of options outstanding	649,883
Average Remaining contractual Life (in years)	3 years 5 months 1 day
Intrinsic Value of Options Outstanding (in Dollars) | $	$ 2,313,584
No. of options exercisable	649,883
Exercise Price Two [Member] | Option [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 3.66
Number of options outstanding	250,000
Average Remaining contractual Life (in years)	8 years 4 months 2 days
Intrinsic Value of Options Outstanding (in Dollars) | $	$ 646,750
No. of options exercisable	138,890
Exercise Price Three [Member] | Option [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 4.68
Number of options outstanding	55,500
Average Remaining contractual Life (in years)	8 years 3 months
Intrinsic Value of Options Outstanding (in Dollars) | $	$ 87,135
No. of options exercisable	13,875
Exercise Price Four [Member] | Option [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 6.22
Number of options outstanding	634,177
Average Remaining contractual Life (in years)	5 years 6 months
Intrinsic Value of Options Outstanding (in Dollars) | $	$ 19,025
No. of options exercisable	613,617
Exercise Price Five [Member] | Option [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 8.19
Number of options outstanding	150,000
Average Remaining contractual Life (in years)	7 years 10 months 17 days
Intrinsic Value of Options Outstanding (in Dollars) | $
No. of options exercisable	75,000
Exercise Price Six [Member] | Option [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 8.23
Number of options outstanding	20,000
Average Remaining contractual Life (in years)	9 years 10 months 20 days
Intrinsic Value of Options Outstanding (in Dollars) | $
No. of options exercisable
Exercise Price Seven [Member] | Option [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 8.3
Number of options outstanding	15,000
Average Remaining contractual Life (in years)	9 years 7 months 6 days
Intrinsic Value of Options Outstanding (in Dollars) | $
No. of options exercisable
Exercise Price Eight [Member] | Option [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 9.02
Number of options outstanding	40,500
Average Remaining contractual Life (in years)	8 years 10 months 17 days
Intrinsic Value of Options Outstanding (in Dollars) | $
No. of options exercisable	10,125
Exercise Price Nine [Member] | Option [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 10.12
Number of options outstanding	12,126
Average Remaining contractual Life (in years)	6 years 11 months 4 days
Intrinsic Value of Options Outstanding (in Dollars) | $
No. of options exercisable	9,700
Exercise Price Ten [Member] | Option [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 12.21
Number of options outstanding	2,421
Average Remaining contractual Life (in years)	7 years 2 months 26 days
Intrinsic Value of Options Outstanding (in Dollars) | $
No. of options exercisable	1,211
Exercise Price Eleven[Member] | Option [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 12.23
Number of options outstanding	250,000
Average Remaining contractual Life (in years)	9 years 4 months 28 days
Intrinsic Value of Options Outstanding (in Dollars) | $
No. of options exercisable	69,444
Exercise Price Twelve [Member] | Option [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 14
Number of options outstanding	60,500
Average Remaining contractual Life (in years)	9 years 3 months 25 days
Intrinsic Value of Options Outstanding (in Dollars) | $
No. of options exercisable	30,250
Exercise Price Thirteen [Member] | Option [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 21.4
Number of options outstanding	1,940
Average Remaining contractual Life (in years)	7 years 6 months 25 days
Intrinsic Value of Options Outstanding (in Dollars) | $
No. of options exercisable	970
Exercise Price fourteen [Member] | Option [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 90.16
Number of options outstanding	500
Average Remaining contractual Life (in years)	1 year 5 months 15 days
Intrinsic Value of Options Outstanding (in Dollars) | $
No. of options exercisable	500